Summary Of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2015 USD ($) retail_store	Feb. 01, 2014 USD ($)	Feb. 02, 2013 USD ($)
Accounting Policies [Line Items]
Number of Stores | retail_store	1,209
Impact of 53rd week in fiscal year 2012, net sales increase			$ 21,200
Provision for doubtful accounts	$ 1,700	$ 600	1,300
Provision for customer allowances	46,900	45,100	44,800
Provision for customer discounts	$ 3,500	4,800	4,300
Percentage of LIFO inventory	95.00%
Inventories, adjustment to last-in, first-out cost	$ 3,668	3,965
Selling and administrative expenses	910,682	909,749	891,666
Other assets	61,306	53,012
Goodwill	13,954	13,954
Self insurance reserves	9,300	10,900
Gift card breakage	400	500
Asset impairment charges	1,982	1,636	4,132
Advertising and marketing expense	83,600	82,200	83,000
Co-op advertising allowances	6,200	7,800	7,100
Co-op advertising expense	10,000	8,300	8,100
Deferred advertising costs	$ 2,600	2,000
More likely than not, percentage	50.00%
Vesting period, in years	4 years
Annual vesting percentage	25.00%
Cost Method Investments, Original Cost	$ 7,000	0
Customer Loyalty Program Liability, Current	7,200	7,500
Warehousing And Distribution Costs [Member]
Accounting Policies [Line Items]
Selling and administrative expenses	71,100	75,100	72,000
Overseas Sourcing Offices and Other Inventory Procurement Costs [Member]
Accounting Policies [Line Items]
Selling and administrative expenses	20,800	20,200	$ 21,900
Software Development and Acquisition Costs [Member]
Accounting Policies [Line Items]
Other assets	37,900	45,600
Accumulated amortization	$ 90,100	$ 79,900
Famous Footwear [Member]
Accounting Policies [Line Items]
Number of Stores | retail_store	1,038
Retail [Member]
Accounting Policies [Line Items]
Pecentage of net sales	67.00%	70.00%	71.00%
Asset impairment charges	$ 2,000	$ 1,600	$ 4,100
Brand Portfolio [Member]
Accounting Policies [Line Items]
Goodwill	$ 13,954	$ 13,954
Famous Footwear Rewards Program Members [Member]
Accounting Policies [Line Items]
Pecentage of net sales	73.00%	70.00%	66.00%
Minimum [Member]
Accounting Policies [Line Items]
Rent holiday, number of days	30 days
Maximum [Member]
Accounting Policies [Line Items]
Rent holiday, number of days	60 days